RESTRICTIONS ON CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
RESTRICTIONS ON CASH AND DUE FROM BANKS [Abstract]
RESTRICTIONS ON CASH AND DUE FROM BANKS
NOTE 2 – RESTRICTIONS ON CASH AND DUE FROM BANKS

Our Bank is required to maintain reserve balances in the form of vault cash and non-interest earning balances with the FRB. The average reserve balances to be maintained during 2011 and 2010 were $23.9 million and $22.6 million respectively. We do not maintain compensating balances with correspondent banks. We are also required to maintain reserve balances related to our Visa debit card operations and merchant payment processing operations. These balances are held at unrelated financial institutions and totaled $2.1 million and $1.6 million at December 31, 2011 and 2010, respectively.